UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

Intermediate Called/Maturing US Government/Government Agency - 3.13%
130,000	IB-Federal Home Loan Mortgage Cp 5.125%, 10/15/2008	$ 130,081

Intermediate Corporate - 53.33%
200,000	Clorox Company 4.200%, 01/15/2010	197,672
50,000	E.I. Du Pont De Nemour 5.000%, 07/15/2013	49,247
200,000	Federal Home Loan Bank 3.420%, 02/25/2011	199,563
100,000	Federal Home Loan Bank Dis 0.000%, 03/04/2009	98,740
100,000	Federal Home Loan Bank Dis 0.000%, 09/22/2009	96,990
150,000	Federal National Mortgage Association 3.800%, 02/25/2011	149,812
100,000	General Electric 4.250%, 09/13/2010	95,566
200,000	IB-Alcoa, Inc. 5.375%, 01/15/2013	192,910
150,000	IB-Capital One 5.700%, 09/15/2011	132,832
100,000	IB-Cit Group, Inc. 5.400%, 01/30/2016	48,400
50,000	IB-CP&L Energy, Inc. 5.950%, 03/01/2009	50,459
100,000	IB-General Electric 5.000%, 02/01/2013	92,102
100,000	IB-Heinz 6.428%, 12/01/2008	100,175
200,000	IB-Home Depot, Inc. 5.2505, 12/16/2013	184,175
100,000	IB-Target Corp. 5.125%, 01/15/2013	100,348
200,000	IB-United Health Group 4.750%, 02/10/2014	183,425
200,000	International Paper Co. 4.510%, 04/01/2010	194,058
50,000	Philip Morris International 4.875%, 05/16/2013	49,277
		2,215,751
Intermediate US Government/Government Agency - 23.90%
100,000	IB-Federal Farm Credit Bank 5.350%, 12/11/08 NC	100,431
200,000	IB-Federal Farm Credit Bank 3.100%, 02/25/2011	197,937
100,000	IB-Federal Home Loan Bank 3.300%, 03/17/2011	98,719
50,000	IB-Federal Home Loan Bank 5.355%, 01/05/2009 NC	50,297
30,000	IB-Federal Home Loan Mortgage Cp 3.000%, 12/15/2009	29,913
100,000	IB-Federal Home Loan Mortgage Cp 4.375%, 11/09/2011	102,337
25,000	IB-Federal National Mortgage Assn 3.550%, 06/17/2010	25,008
50,000	IB-Federal National Mortgage Assn 4.125%, 07/21/2011	50,125
43,000	IB-Federal National Mortgage Assn 4.375%, 06/21/2010	43,806
300,000	IB-Federal National Mortgage Assn 4.500%, 05/28/2015	294,656
		993,229
Long Term Bonds - 10.24%
11,000	Blackrock Broad Investment Grade 2009	138,600
100,000	IB-Merrill Lynch 6.050%, 05/16/2016 MTN	81,594
100,000	IB-Morgan Stanley 4.750%, 04/01/2014	53,010
15,000	Pimco Corporate Opportunity Fund	152,250
		425,454

TOTAL FOR SECURITIES (Cost $4,022,398) - 90.60%		$ 3,764,515

SHORT TERM INVESTMENTS - 8.41%
349,242	Short-term Investment Company Prime Portfolio 2.50% ** (Cost $349,242)	349,242

TOTAL INVESTMENTS (Cost $4,371,640) - 99.01%		$ 4,113,757

OTHER ASSETS LESS LIABILITIES - 0.99%		41,248

NET ASSETS - 100.00%		$ 4,155,005

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,371,640 amounted to $257,883, which consisted of aggregate gross unrealized appreciation of
$24,828 and aggregate gross unrealized depreciation of $282,711.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
==================================================================================================================
Level 1 - Quoted prices		$ -	$ -
Level 2 - Other significant observable inputs		4,113,757	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 4,113,757	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

Intermediate Corporate - 59.97%
200,000	Clorox Co. 4.200%, 01/15/2010	$ 197,673
100,000	Federal Home Loan Bank 3.420%, 02/25/2011	99,781
100,000	Federal Home Loan Bank Dis 0.000%, 01/05/2009	99,250
200,000	Federal Home Loan Bank Dis 0.000%, 03/04/2009	197,480
100,000	Federal National Mortgage Association 3.800%, 02/25/2011	99,875
75,000	General Electric 4.250%, 09/13/2010	71,675
200,000	International Paper Co. 4.510%, 04/01/2010	194,058
		959,792
Intermediate US Government/Government Agency - 15.18%
100,000	IB-Federal Farm Credit Bank 3.100%, 02/25/2011	98,969
15,000	IB-Federal Home Loan Bank 3.000%, 12/26/2008 NC	14,995
100,000	IB-Federal Home Loan Bank 3.300%, 03/17/2011	98,719
15,000	IB-Federal Home Loan Bank 3.660%, 09/30/2010 NC	15,084
15,000	IB-Federal Home Loan Bank 4.100%, 11/12/2009 NC	15,150
		242,917
Long Term Bonds - 11.47%
7,000	Blackrock Broad Investment Grade 2009	88,200
100,000	IB-Merrill Lynch 5.770%, 07/25/2011 MTN	95,351
		183,551

TOTAL FOR SECURITIES (Cost $1,420,249) - 86.61%		$ 1,386,260

SHORT TERM INVESTMENTS - 12.70%
203,303	Short-term Investment Company Prime Portfolio 2.50% ** (Cost $203,303)	203,303

TOTAL INVESTMENTS (Cost $1,623,552) - 99.32%		1,589,563

OTHER ASSETS LESS LIABILITIES - 0.68%		10,963

NET ASSETS - 100.00%		$ 1,600,526

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,623,552 amounted to $33,989, which consisted of aggregate gross unrealized appreciation of
$2,170 and aggregate gross unrealized depreciation of $36,158.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ -	$ -
Level 2 - Other significant observable inputs		1,589,563	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,589,563	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

Alternative Categories - 0.55%
200	Prudhoe Bay Royality Trust	$ 18,594

Larger Company Stocks - 81.70%
12,625	AF Fundamental Investors Fund Class-F	414,744
9,497	AF Washington Mutual Investors Fund Class-F	262,393
8,350	Brandywine Blue	199,157
2,137	Calamos Growth Class-A	87,056
2,666	Dodge & Cox Stock Fund	259,760
12,225	Franklin Rising Dividends Fund Class-A	355,501
19,206	Heartland Select Value	457,685
200	I-Shares DJ US Healthcare Sector Index	12,404
600	I-Shares DJ US Medical Devices Index	34,428
300	I-Shares GS Natural Resources Index	10,791
300	I-Shares S&P Global Energy	11,313
1,400	IShares S&P500 Index	163,548
4,585	Mairs & Power Growth Fund	319,720
4,541	Navellier Midcap Growth	104,760
4,157	Tocqueville Fund	82,015
		2,775,275
Smaller Company Stocks - 0.60%
200	Medtronic, Inc.	9,982
700	Pengrowth Energy Trust	10,458
		20,440
Exchange Traded Fund - 0.40%
200	DJ Wilshire Reit Exchange Trade Fund	13,514

TOTAL FOR SECURITIES (Cost $2,710,881) - 82.92%		$ 2,814,309

SHORT TERM INVESTMENTS - 21.72%
740,568	Short-term Investment Company Prime Portfolio 2.50% ** (Cost $740,568)	740,568

TOTAL INVESTMENTS (Cost $3,451,449) - 104.63%		3,554,877

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.63%)		(157,993)

NET ASSETS - 100.00%		$ 3,396,884

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS
At September 30, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,451,449 amounted to $116,942, which consisted of aggregate gross unrealized appreciation of
$442,465 and aggregate gross unrealized depreciation of $325,523.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,554,877	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,554,877	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

Smaller Company Stocks - 73.24%
400	Cal-Maine Foods, Inc.	$ 10,976
15,383	Columbia Acorn Fund Class-Z	366,423
14,459	Franklin Microcap Value Fund Class-A	436,386
500	Healthshares Cancer	15,855
10,563	Keeley Small Cap Value Fund Class-A	254,771
1,000	Powershares Wolderhill Clean Energy	14,860
18,667	Royce Microcap Investment Fund	238,932
22,710	Royce Opportunity Fund	213,243
9,244	Satuit Microcap Class-A	191,348
15,058	The Aberdeen Small Cap Fund Class-A	192,144
80,802	Wasatch Small Cap Value Fund	227,861
		2,162,799
Exchange Traded Fund - 5.30%
2,300	IShares Russell 2000 Index Fund	156,400

TOTAL FOR SECURITIES (Cost $2,533,319) - 78.54%		$ 2,319,199

SHORT TERM INVESTMENTS - 26.62%
786,166	Short-term Investment Company Prime Portfolio 2.50% ** (Cost $786,166)	786,166

TOTAL INVESTMENTS (Cost $3,319,484) - 105.16%		3,105,365

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.16%)		(152,331)

NET ASSETS - 100.00%		$ 2,953,034

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS
At September 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,319,484 amounted to $214,121, which consisted of aggregate gross unrealized appreciation of
$255,475 and aggregate gross unrealized depreciation of $469,596.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,105,365	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,105,365	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar International Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

Smaller Company Stocks - 74.24%
12,107	American Europacific Growth Fund Class-F	$ 451,726
18,182	Credit Suisse International Focus Fund	250,542
551	Eaton Vance Growth India Class-A	9,235
8,048	Harbor International Institutional Class-C	420,804
2,000	I-Shares MSCI Australia Index Fund	41,080
200	I-Shares MSCI Chile	7,946
4,000	I-Shares MSCI Japan Index Fund	42,640
1,500	I-Shares MSCI Malaysia Index Fund	12,990
1,000	I-Shares MSCI Singapore Index Fund	9,740
200	I-Shares MSCI South Korea Index Fund	7,946
250	I-Shares S&P Latin America 40 Index Fund	9,687
15,684	Marsico International Opportunities Fund	192,755
11,012	Putnam International Capital Opportunity Fund Class-A	290,276
14,513	Templeton Developing Markets Fund Class-A	281,988
32,107	Templeton Foreign Fund Class-A	286,071
		2,315,426
Exchange Trade Fund - 5.78%
300	BLDRS Emerging Markets 50 ADR Index	11,298
3,000	I-Shares MSCI EAFE Index	168,900
		180,198

TOTAL FOR SECURITIES (Cost $2,098,689) - 80.02%		$ 2,495,624

SHORT TERM INVESTMENTS - 25.18%
785,415	Short-term Investment Company Prime Portfolio 2.50% ** (Cost $785,415)	785,415

TOTAL INVESTMENTS (Cost $3,118,692) - 105.20%		3,281,039

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.20%)		(162,347)

NET ASSETS - 100.00%		$ 3,118,692

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS
At September 30, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,118,692 amounted to $396,756, which consisted of aggregate gross unrealized appreciation of
$530,093 and aggregate gross unrealized depreciation of $133,337.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,281,039	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,281,039	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

Alternative Categories - 25.79%
1,000	First Trust-Ise Revere Natural Gas	$ 19,970
6,635	Franklin Natural Resources Fund Class-A	217,501
13,621	Live Oak Health Sciences Fund	148,468
1,300	Powershares DB Commodity Index Track Fund	44,057
2,837	Vanguard Energy Fund	181,055
1,159	Vanguard Health Care Fund	142,742
		753,793
Global - 10.61%
9,886	Franklin Mutual Discovery Fund Class-A	263,359
800	Market Vectors-Nuclear Energy ETF	17,976
600	SPDR FTSE/Mqcquarie Global Infrastructure 100 ETF	28,614
		309,949
International - 9.64%
509	Eaton Vance GRTR India Class-A	8,526
1,500	I-Shares MSCI Australia Index Fund	30,810
200	I-Shares MSCI Chile	7,946
900	I-Shares MSCI EAFE Value Index Fund	45,396
2,000	I-Shares MSCI Japan Index Fund	21,320
1,000	I-Shares MSCI Malaysia Index Fund	8,660
1,000	I-Shares MSCI Singapore Index Fund	9,740
200	I-Shares MSCI Spain Index Fund	9,294
250	I-Shares S&P Latin America 40 Index Fund	9,688
3,162	Ivy Pacific Opportunity Fund Class-A	39,873
4,340	Matthews Asian Growith & Income Fund	65,626
600	Wisdomtree International Financial Sector Fund	11,352
500	Wisdomtree International Utilities Sector Fund	13,620
		281,851
Larger Company Stocks - 13.34%
300	I-Shares DJ US Basic Materials Sector	17,109
800	I-Shares DJ US Healthcare Sector Index	49,616
1,200	I-Shares DJ US Medical Devices Index	68,856
1,000	I-Shares S&P 500/Barra Value Index Fund	59,850
600	I-Shares S&P US Preferred Stock Index	16,908
1,610	Muhlenkamp Fund	79,831
8,541	Neuberger & Berman Focus Class-Advisor	97,534
		389,704
Long Term Bonds - 3.47%
10,000	Pimco Corporate Opportunity Fund	101,500

Smaller Company Stocks - 5.62%
4,716	American SmallCap World Fund Class-F	133,031
500	Health Shares Cancer ETF	15,855
600	Powershares Cleantech Portfolio	15,360
		164,246
Exchange Trade Fund - 2.30%
300	BLDRS Emerging Markets 50 ADR Index	11,298
200	DJ Wilshire Reit ETF	13,514
950	I-Shares MSCI EAFE Index	53,485
750	I-Shares Russell 2000 Index Fund	51,000
450	I-Shares S&P 500 Index	52,569
		181,866

TOTAL FOR SECURITIES (Cost $2,026,461) - 74.70%		$ 2,182,909

SHORT TERM INVESTMENTS - 30.42%
888,873	Short-term Investment Company Prime Portfolio 2.50%** (Cost $888,873)	888,873

TOTAL INVESTMENTS (Cost $2,915,334) - 105.12%		$ 3,071,782

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.12%)		(149,432)

NET ASSETS - 100.00%		$ 2,922,350

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS
At September 30, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,915,334 amounted to $156,449, which consisted of aggregate gross unrealized appreciation of
$362,524 and aggregate gross unrealized depreciation of $206,076.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,071,782	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,071,782	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 11/25/2008

The STAAR Investment Trust

(Registrant)

Date 11/25/2008